Segment Information Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
terminated merger and settlement income	$ 0		$ 0		$ 171
Asset impairments and other non-cash charges	(54)		(41)		(8)
Business realignment costs	(35)		(15)		(20)
Integration costs	(12)		(19)		0
Net income (loss) from discontinued operations	0		2		(3)
Other	(14)		(12)		(28)
Total adjustments	(115)		(85)		112
Loss on extinguishment of debt	0		0		(30)
Interest expense, net	(263)		(262)		(276)
Income tax benefit (expense)	365		(3)		(35)
Depreciation and amortization	(153)		(167)		(164)
Net income	324		118		214
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	337	[1]	506	[1]	491	[1]
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	201	[2]	180	[2]	177	[2]
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.